Cash and Investments - Fair Value Disclosures (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) investment	Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of assets [line items]
Assets	$ 64,372.1	$ 64,090.1
Net asset value | Limited partnerships and other
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	50
Assets	$ 1,810.7
Net asset value | Limited partnerships and other - largest investment
Disclosure of fair value measurement of assets [line items]
Assets	$ 442.7
Discounted cash flow | Private placement debt securities
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	12
Assets	$ 1,298.9
Discounted cash flow | Private placement debt securities - largest investment
Disclosure of fair value measurement of assets [line items]
Assets	512.4
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	(36.4)
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets	36.1
Net asset valuation of secured loans | Private placement debt securities
Disclosure of fair value measurement of assets [line items]
Assets	$ 504.7
Net asset valuation of secured loans | Private placement debt securities - largest investment
Disclosure of fair value measurement of assets [line items]
Number of investments | investment	3
Assets	$ 253.0
Forward pricing model | Warrant forwards
Disclosure of fair value measurement of assets [line items]
Assets	23.0
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets	33,977.6	35,599.1
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 5,374.0	$ 4,373.3
Recurring fair value measurement | Top of range | Forward pricing model | Warrant forwards
Disclosure of fair value measurement of assets [line items]
Probability of exercise	100.00%